UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05291

College and University Facility Loan Trust One

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Laura S Cawley

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6452

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

August 31, 2012

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)
	COLLEGE AND UNIVERSITY LOANS (52.4%)
	ALABAMA
866	University of Alabama	3.00	05/01/2021	12.27	604
144	University of Montevallo	3.00	05/01/2023	12.3	96
	CALIFORNIA
263	Azusa Pacific University	3.00	04/01/2017	12.96	206
125	Monterey Peninsula College	3.00	10/01/2018	11.95	96
210	San Diego State University	3.00	11/01/2021	11.93	148
435	San Francisco State University	3.00	11/01/2021	11.93	305
	MASSACHUSETTS
116	Atlantic Union College	3.00	11/01/2023	12.68	75
468	Boston University	3.00	12/31/2022	11.87	300
	MICHIGAN
380	Albion College	3.00	10/01/2015	12.51	327
1,663	Finlandia University	3.50	08/01/2014	12.70	1,133
	MINNESOTA
107	Augsburg College	3.00	04/01/2016	12.95	91
260	College of St. Thomas	3.00	04/01/2017	12.95	219
	NEBRASKA
33	University of Nebraska	3.00	07/01/2013	10.59	32
	NEW HAMPSHIRE
53	New England College	3.625	10/01/2013	12.37	51

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

August 31, 2012

(Dollar Amounts in Thousands)

Outstanding Principal Balance		Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)
415		New England College	3.00	04/01/2019	12.96	300
		NEW JERSEY
54		Fairleigh Dickinson University	3.00	11/01/2020	12.09	39
		NEW YORK
170		Long Island University	3.00	06/01/2016	12.34	131
553		Sarah Lawrence College	3.00	11/01/2021	12.64	384
		NORTH CAROLINA
45		Montreat-Anderson College	3.00	12/01/2019	12.19	31
		OHIO
535		Case Western Reserve University	3.00	04/01/2016	10.54	459
27		University of Steubenville	3.375	04/01/2012	12.88	27	(D)
109		University of Steubenville	3.00	04/01/2017	12.96	85
		PENNSYLVANIA
214		Carnegie - Mellon University	3.00	11/01/2017	10.45	179
200		Harcum Junior College	3.00	11/01/2015	12.44	173
21		Swarthmore College	3.00	05/01/2014	12.30	20
93		Temple University	3.375	11/01/2014	11.99	87
		RHODE ISLAND
146		Community College of Rhode Island	3.00	04/01/2018	12.10	116
		SOUTH CAROLINA
254		College of Charleston	3.00	07/01/2016	12.02	199
155		Morris College	3.00	11/01/2013	12.42	146
		TEXAS
16		St. Edward’s University	3.625	04/01/2013	12.80	15
63		Texas Tech University	3.625	03/01/2013	10.80	60
		VERMONT
390		Middlebury College	3.00	04/01/2018	12.87	300
1,227		University of Vermont	3.00	10/01/2019	12.19	911
		VIRGINIA
175		Old Dominion University	3.00	06/01/2013	11.70	151

9,985	(B)	TOTAL COLLEGE & UNIVERSITY LOANS				7,496

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

August 31, 2012

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date		Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)
	Allowance for Loan Losses					(257)

	Net Loans of the Trust					7,239

	INVESTMENT AGREEMENTS (47.6%)
2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	(C)	8.00	2,600
3,971	FNMA #786 Revenue Fund	5.00	12/01/2014	(C)	5.00	3,971

6,571	Total Investment Agreements					6,571

$ 16,556	Total Investments (100.0%)					13,810

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity.
(B)	The tax basis in the Loans is approximately $9,985.
(C)	Terminates at the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.
(D)	The amortized cost on this loan is equal to the outstanding principal balance as the final loan payment is delinquent.

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             College and University Facility Loan Trust One

By (Signature and Title)*             /s/ Laura S Cawley, Vice President

Date             October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Bryan Calder, Executive Vice President

Date             October 26, 2012